Accumulated Other Comprehensive Income (Tables)	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income were as follows:

	Currency Translation	Unrecognized Gain (Loss) on Derivatives	Unrecognized Gain (Loss) on Benefit Plans	Accumulated Other Comprehensive Income
Balance at September 27, 2013	$158.6	$(7.3)	$(42.8)	$108.5
Other comprehensive loss before reclassifications	(2.0)	—	—	(2.0)
Amounts reclassified from accumulated other comprehensive income	—	0.2	(0.3)	(0.1)

Net current period other comprehensive (loss) income	(2.0)	0.2	(0.3)	(2.1)

Balance at March 28, 2014	$156.6	$(7.1)	$(43.1)	$106.4

The components of accumulated other comprehensive income are as follows:

	Currency Translation	Unrecognized Loss on Derivatives	Unrecognized Gain (Loss) on Benefit Plans	Accumulated Other Comprehensive Income
Balance at September 24, 2010	$160.5	$—	$(73.9)	$86.6
Pre-tax change	(0.5)	—	16.9	16.4
Income tax provision	—	—	(4.5)	(4.5)

Balance at September 30, 2011	160.0	—	(61.5)	98.5
Pre-tax change	(2.9)	—	(15.3)	(18.2)
Income tax benefit	—	—	4.6	4.6

Balance at September 28, 2012	157.1	—	(72.2)	84.9
Pre-tax change	1.5	(7.3)	51.4	45.6
Income tax provision	—	—	(22.0)	(22.0)

Balance at September 27, 2013	$158.6	$(7.3)	$(42.8)	$108.5

Schedule of Reclassifications out of Accumulated Other Comprehensive Income

The following summarizes reclassifications out of accumulated other comprehensive income for the three and six months ended March 28, 2014:

	Amount Reclassified from Accumulated Other Comprehensive Income
	Three Months Ended March 28, 2014	Six Months Ended March 28, 2014	Line Item in the Unaudited Condensed Consolidated Statement of Income
Amortization of unrealized gain on derivatives	$0.1	$0.3	Interest expense
Income tax provision	—	(0.1)	Provision for income taxes

Net of income taxes	0.1	0.2
Amortization of pension and post-retirement benefit plans:
Net actuarial loss	2.1	4.2	(1)
Prior service credit	(2.4)	(4.9)	(1)
Plan settlements	0.3	0.3	(1)

Total before tax	—	(0.4)
Income tax provision	—	0.1	Provision for income taxes

Net of income taxes	—	(0.3)

Total reclassifications for the period	$0.1	$(0.1)

(1)	These accumulated other comprehensive income components are included in the computation of net periodic benefit cost. See Note 12 for additional details.